Taxation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset for right of use assets	€ 205	€ 220	€ 306
Deferred taxes for lease liabilities	231	252	326
Changes in cash flow hedge reserve		233	(23)
Deferred tax asset	365	300
Deferred tax asset recognised	1,731	1,345
Deferred tax liability (asset)	€ (1,227)	€ 991	€ 1,253
Weighted average statutory tax rate	27.50%	24.70%	25.20%
Effective tax rate	29.60%	27.50%	31.50%
Adjustments to prior periods	€ (29)	€ (12)	€ (85)
Unused tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	327	199	63
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Changes in cash flow hedge reserve	875
Deferred tax liability (asset)	752	(126)	(360)
Poland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset recognised	224
Deferred tax liability (asset)	167
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments to prior periods	68
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		991	€ 1,253
Net deferred tax | Unused tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability due to recapture of previously deducted tax losses	€ 37	€ 102